Employee Benefits - Summary of Employee Benefits Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Employee benefits	$ 521	$ 494	$ 415
Share-based payments	23	39	26
Defined contribution plan costs	51	53	41
Defined benefit plan expense	7	17	9
Total employee benefits expense including share based payments expense	$ 602	$ 603	$ 491